Note 6 - Vessels, Net (Details Textual)			12 Months Ended
	Jul. 15, 2016	Jun. 06, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Gain (Loss) on Sale Vessels			$ (4,856,000)	$ (4,440,000)	$ 1,688,000
Vessel Held For Sale			7,315,000	6,256,000
Gain (Loss) on Assets Held for Sale			$ (2,379,000)	(37,161,000)	0
Number of Vessels Write-down			7
Vessels Impairment Loss			$ 17,959,000	0	0
Deferred Charges Write-off			$ 2,873,000
Number of Vessels Provided as Collaterals to Secure Loans			45
Carrying Value of Vessels Provided as Collaterals to Secure Loans			$ 1,577,308,000
Number of Vessels Under Sale and Leaseback Transactions			7
Sale Leaseback Transactions Regarding the Vessel MSC Athos [Member]
Sale Leaseback Transaction, Term		7 years
Sale Leaseback Transactions Regarding the Vessel MSC Athens [Member]
Sale Leaseback Transaction, Term	7 years
MSC Challenger Vessel [Member]
Vessels, Disposal Price					5,022,000
Gain (Loss) on Sale Vessels					$ 1,688,000
Karmen Vessel [Member]
Vessels, Disposal Price				3,953,000
Gain (Loss) on Sale Vessels				(4,440,000)
Romanos Vessel [Member]
Vessels, Disposal Price			$ 6,585,000
Vessel Held For Sale				6,256,000
Gain (Loss) on Assets Held for Sale				$ (37,161,000)
Marina, Mandraki and Mykonos [Member]
Vessels, Disposal Price			23,246,000
Gain (Loss) on Sale Vessels			(4,856,000)
Itea Vessel [Member]
Vessel Held For Sale			7,315,000
Gain (Loss) on Assets Held for Sale			$ (2,379,000)